Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
16. COMMITMENTS AND CONTING
ENCIE
S
Office Building Construction
On February 18, 2021, the Company won a bid with a third-party to build an office building in Taipei and entered into a property development agreement in May 2021, at which time it delivered a US$5,322 thousand performance bond secured by a certificate of deposit. Based on the terms of the property development agreement, the Company is required to complete construction within three years after the construction license, with detailed development costs to be set in a later agreement. The Company expect to receive the construction license in late 2025 and the building is targeted to complete in mid-2029.
Litigation
On August 10, 2023, a customer of the Company’s affiliate, Bigtera (Beijing) Ltd., filed a lawsuit in Beijing Chaoyang District Court against Bigtera (Beijing) Ltd., asserting that Bigtera (Beijing) Ltd. is in breach of its two purchase contracts with the said customer due to ceasing its operations. Beijing Chaoyang District Court accepted this case in January 2024. The Court set up the first court date on August 7, 2024. The court proceedings were completed on August 7, 2024, and on December 27, 2024, Bigtera (Beijing) Ltd. received the judgement from the Beijing Chaoyang District Court that all plaintiff’s claims were dismissed by the first instance court. On January 15, 2025, the plaintiff filed an appeal to the appellate court against Bigtera (Beijing) Ltd. The case now will be litigated in the appellate court.
On October 5, 2023, the Company filed a claim in the SIAC against MaxLinear for breaching the Merger Agreement. In the arbitration, the Company is seeking payment of the termination fee of
US$160 million,
together with further substantial damages, interests, and costs. The arbitration tribunal has been constituted, a procedural timetable has been issued and a hearing has been fixed for October 2025. If the Company succeeds in its claims, MaxLinear will likely be ordered to pay the Company’s legal fees and the costs of the arbitration. If the Company does not succeed in some or all of its claims and/or in defending the counterclaim, it may be ordered to pay some or all of MaxLinear’s legal fees and the costs of the arbitration. The quantum of the legal fees and costs to be paid by either party will be decided by the tribunal. No assurance can be given that if an award is granted in the Company’s favour, that the award can be collected or that the Company will not be required to take further measures to be able to collect the award. Under the SIAC Arbitration Rules, all matters relating to the proceedings are confidential.
On August 31, 2023, a SMTC ADS holder (the “Plaintiff”) filed a putative class action complaint in the United States District Court for the Southern District of California, captioned Water Island Event-Driven Fund v. MaxLinear, Inc., No. 23-cv-01607 (S.D. Cal.), asserting claims against MaxLinear and two of its officers (the “MaxLinear Defendants”) for alleged violations of (i) Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder and (ii) Section 20(a) of the Exchange Act, in connection with alleged false and misleading statements made by the MaxLinear Defendants between June 6, 2023 and July 26, 2023 concerning MaxLinear’s intent to consummate the Merger Agreement. On August 28, 2024, the court dismissed the complaint against the MaxLinear Defendants without prejudice for lack of standing. On September 18, 2024, the Plaintiff filed an amended complaint against the MaxLinear Defendants, and also added SMTC and two of our officers, Messrs. Kou and Lai (the “SMTC Defendants”), asserting substantially similar claims under the Exchange Act. The complaint seeks compensatory damages, including interest, costs and expenses, and such other equitable or injunctive relief that the court deems appropriate. The SMTC Defendants filed a motion to dismiss the amended complaint on November 25, 2024, as did the MaxLinear Defendants. Those motions are fully briefed as of February 7, 2025. The SMTC Defendants believe that the claims asserted against them are without merit and intend to defend themselves vigorously.